COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued (Parentheticals) - $ / shares	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued (Parentheticals) [Line Items]
Per share		$ 9.50
Stock Issued for Cash from Warrant Exercises at $5.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued (Parentheticals) [Line Items]
Per share	$ 5.00		$ 5.00
Stock to be Issued for Cash at $10.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued (Parentheticals) [Line Items]
Per share	10.00		$ 10.00
Stock to be Issued for Servces at $7.50 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued (Parentheticals) [Line Items]
Per share	7.50
Stock to be Issued for Convertion of Notes at $8.50 [Member
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued (Parentheticals) [Line Items]
Per share	8.50
Stock to be Issued for Conversion of Notes at $9.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued (Parentheticals) [Line Items]
Per share	9.00
Stock to be Issued for Deposits at $10.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued (Parentheticals) [Line Items]
Per share	10.00
Stock to be ISsued for Convertible Notes at $10.00 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued (Parentheticals) [Line Items]
Per share	$ 10.00